Financial risk management (Details 11) $ in Millions	Dec. 31, 2024 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (40,915)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	65,900
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(488)
Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(253,360)
Dollar Per Real [Member] | Exposure [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	408,073
Dollar Per Real [Member] | Exposure [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3,023)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,291
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,078)
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	15
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,184)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	13,180
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(98)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(611)
Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(3,787)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(6)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(122)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(907)
Pound Sterling Per Dollar [Member] | Exposure [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5,618)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(12)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(181)
Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(21)
Pound Sterling Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(126)
Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5
Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(42,454)
Currency risk [member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(262,891)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,278
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,497)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	7,616
Derivatives Assets [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	47,159
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(240)
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,523
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	941
Derivatives Assets [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5,824
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	10
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	188
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	934
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5,784
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	12
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	187
Derivatives Assets [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	21
Derivatives Assets [Member] | Pound Sterling Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	131
Derivatives Assets [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4
Derivatives Assets [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(113,943)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(705,569)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	3,594
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(22,789)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,552)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,611)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(16)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(310)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,841)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(11,402)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(24)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(368)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(42)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(257)
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivative Liabilities [Member] | Pound Sterling Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (8)